UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

  /s/  Randall Abramson     Toronto, Ontario, Canada     April 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $65,782 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     4560    90905 SH       DEFINED                     0    90905        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     3709   215750 SH       DEFINED                     0   215750        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     2537   685800 SH  CALL DEFINED                     0   685800        0
APACHE CORP                    COM              037411105      387     3850 SH       DEFINED                     0     3850        0
APPLE INC                      COM              037833100     7659    12774 SH       DEFINED                     0    12774        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5413    66705 SH       DEFINED                     0    66705        0
BEST BUY INC                   COM              086516101     5976   252350 SH       DEFINED                     0   252350        0
CENTRAL GOLDTRUST              TR UNIT          153546106      406     6360 SH       DEFINED                     0     6360        0
CISCO SYS INC                  COM              17275R102      582    27520 SH       DEFINED                     0    27520        0
DELL INC                       COM              24702R101    14049   846600 SH       DEFINED                     0   846600        0
DSW INC                        CL A             23334L102      205     3742 SH       DEFINED                     0     3742        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      373     9800 SH       DEFINED                     0     9800        0
HEWLETT PACKARD CO             COM              428236103      270    11325 SH       DEFINED                     0    11325        0
IAMGOLD CORP                   COM              450913108      348    26112 SH       DEFINED                     0    26112        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      436      805 SH       DEFINED                     0      805        0
JOHNSON & JOHNSON              COM              478160104      611     9265 SH       DEFINED                     0     9265        0
JOHNSON & JOHNSON              COM              478160104      135    19700 SH  CALL DEFINED                     0    19700        0
KKR & CO L P DEL               COM UNITS        48248M102      179    12100 SH       DEFINED                     0    12100        0
MICROSOFT CORP                 COM              594918104     2160    66955 SH       DEFINED                     0    66955        0
MICROSOFT CORP                 COM              594918104     1923   227300 SH  CALL DEFINED                     0   227300        0
NEW GOLD INC CDA               COM              644535106      974    98630 SH       DEFINED                     0    98630        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      532    87217 SH       DEFINED                     0    87217        0
OFFICEMAX INC DEL              COM              67622P101     6731  1176800 SH       DEFINED                     0  1176800        0
ORACLE CORP                    COM              68389X105      239     8200 SH       DEFINED                     0     8200        0
PFIZER INC                     COM              717081103      420    18550 SH       DEFINED                     0    18550        0
POTASH CORP SASK INC           COM              73755L107      527    11550 SH       DEFINED                     0    11550        0
RADIOSHACK CORP                COM              750438103      117    18800 SH       DEFINED                     0    18800        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       24    22400 SH  PUT  DEFINED                     0    22400        0
STUDENT TRANSN INC             COM              86388A108     1963   277326 SH       DEFINED                     0   277326        0
TALBOTS INC                    COM              874161102      590   194800 SH       DEFINED                     0   194800        0
TARGET CORP                    COM              87612E106      377     6470 SH       DEFINED                     0     6470        0
VALERO ENERGY CORP NEW         COM              91913Y100      245     9500 SH       DEFINED                     0     9500        0
VIRNETX HLDG CORP              COM              92823T108      385    16100 SH       DEFINED                     0    16100        0
WAL MART STORES INC            COM              931142103      740    12090 SH       DEFINED                     0    12090        0